Quarterly Report
September 30, 2024
MFS®  International
Growth Portfolio
MFS® Variable Insurance Trust II
FCI-Q3

Portfolio of Investments
9/30/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.2%
Aerospace & Defense – 1.4%
Rolls-Royce Holdings PLC (a)	452,486	$3,189,303
Singapore Technologies Engineering Ltd.	272,500	985,068
		$4,174,371
Alcoholic Beverages – 5.2%
Diageo PLC	128,558	$4,473,923
Heineken N.V.	83,156	7,371,881
Pernod Ricard S.A.	22,440	3,387,162
		$15,232,966
Apparel Manufacturers – 3.3%
Burberry Group PLC	62,287	$583,755
Kering S.A.	4,452	1,272,882
LVMH Moet Hennessy Louis Vuitton SE	10,205	7,821,147
		$9,677,784
Brokerage & Asset Managers – 2.2%
Deutsche Boerse AG	18,758	$4,399,512
London Stock Exchange Group PLC	15,900	2,172,518
		$6,572,030
Business Services – 2.7%
Experian PLC	83,727	$4,400,316
Nomura Research Institute Ltd.	92,300	3,412,863
		$7,813,179
Chemicals – 0.5%
UPL Ltd.	203,861	$1,488,349
Computer Software – 8.5%
Dassault Systemes SE	60,994	$2,419,114
Kingsoft Corp.	211,800	806,729
OBIC Co. Ltd.	86,000	3,025,056
Oracle Corp. Japan	20,200	2,076,981
SAP SE	65,474	14,897,151
Wisetech Global Ltd.	16,800	1,600,866
		$24,825,897
Computer Software - Systems – 8.1%
Amadeus IT Group S.A.	84,811	$6,128,923
Cap Gemini S.A.	23,367	5,044,826
Hitachi Ltd.	479,200	12,659,841
		$23,833,590
Construction – 0.4%
Kingspan Group PLC	11,734	$1,101,754
Consumer Products – 2.9%
AmorePacific Corp.	17,268	$1,955,394
Haleon PLC	397,603	2,088,560
KOSE Corp.	5,000	323,963
Reckitt Benckiser Group PLC	68,136	4,169,393
		$8,537,310
Electrical Equipment – 4.3%
Schneider Electric SE	47,809	$12,570,224

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – 6.4%
ASML Holding N.V.	3,722	$3,089,127
SK Hynix, Inc.	9,823	1,323,241
Taiwan Semiconductor Manufacturing Co. Ltd.	342,000	10,441,151
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	23,524	4,085,413
		$18,938,932
Energy - Independent – 0.9%
Reliance Industries Ltd.	73,628	$2,598,841
Entertainment – 0.2%
Lottery Corp. Ltd.	153,072	$543,228
Food & Beverages – 3.3%
Nestle S.A.	97,937	$9,831,308
Food & Drug Stores – 0.4%
Sugi Holdings Co. Ltd.	64,700	$1,199,915
Gaming & Lodging – 2.9%
Aristocrat Leisure Ltd.	60,598	$2,450,676
Flutter Entertainment PLC (a)	19,417	4,607,266
Sands China Ltd. (a)	602,800	1,523,676
		$8,581,618
Insurance – 2.8%
AIA Group Ltd.	759,200	$6,713,454
Ping An Insurance Co. of China Ltd., “H”	237,500	1,507,970
		$8,221,424
Internet – 1.1%
LY Corp.	489,800	$1,428,931
NAVER Corp.	13,582	1,768,423
		$3,197,354
Leisure & Toys – 1.7%
Prosus N.V.	35,386	$1,546,447
Tencent Holdings Ltd.	62,300	3,488,357
		$5,034,804
Machinery & Tools – 5.7%
Assa Abloy AB	168,828	$5,678,662
Delta Electronics, Inc.	246,000	2,971,291
GEA Group AG	65,365	3,198,574
RB Global, Inc.	59,327	4,774,849
		$16,623,376
Major Banks – 1.4%
DBS Group Holdings Ltd.	139,190	$4,133,880
Medical Equipment – 4.6%
EssilorLuxottica	26,151	$6,188,780
QIAGEN N.V.	54,061	2,435,402
Sonova Holding AG	6,917	2,482,879
Terumo Corp.	131,000	2,471,020
		$13,578,081
Natural Gas - Distribution – 0.4%
China Resources Gas Group Ltd.	315,600	$1,272,736

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Oil Services – 0.3%
Tenaris S.A.	47,293	$744,125
Other Banks & Diversified Financials – 4.5%
Credicorp Ltd.	14,866	$2,690,300
Element Fleet Management Corp.	143,378	3,048,949
Grupo Financiero Banorte S.A. de C.V.	271,274	1,921,926
HDFC Bank Ltd.	160,788	3,328,106
Kasikornbank Co. Ltd.	227,500	1,060,524
Kotak Mahindra Bank Ltd.	54,709	1,210,337
		$13,260,142
Pharmaceuticals – 6.8%
Chugai Pharmaceutical Co. Ltd.	47,500	$2,297,208
Hypera S.A.	110,765	533,320
Merck KGaA	13,632	2,397,564
Novartis AG	42,953	4,930,447
Roche Holding AG	30,333	9,698,245
		$19,856,784
Precious Metals & Minerals – 3.0%
Agnico Eagle Mines Ltd.	60,322	$4,859,390
Franco-Nevada Corp.	31,870	3,958,388
		$8,817,778
Railroad & Shipping – 0.9%
Canadian Pacific Kansas City Ltd.	30,997	$2,651,058
Restaurants – 0.9%
Pluxee N.V. (a)	9,255	$195,103
Sodexo	9,255	758,757
Yum China Holdings, Inc.	24,961	1,123,744
Yum China Holdings, Inc.	10,850	513,899
		$2,591,503
Specialty Chemicals – 7.8%
Air Liquide S.A.	30,601	$5,901,839
Akzo Nobel N.V.	19,354	1,363,729
Linde PLC	15,767	7,518,652
Resonac Holdings Corp.	72,700	1,873,966
Sika AG	7,663	2,536,074
Symrise AG	27,583	3,810,366
		$23,004,626
Specialty Stores – 2.0%
Alibaba Group Holding Ltd.	143,100	$1,902,037
Zalando SE (a)	63,323	2,087,853
ZOZO, Inc.	50,900	1,846,531
		$5,836,421
Telecommunications - Wireless – 0.3%
Advanced Info Service Public Co. Ltd.	101,000	$816,098
Tobacco – 0.4%
ITC Ltd.	169,508	$1,050,467
Total Common Stocks		$288,211,953

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 1.8%
Money Market Funds – 1.8%
MFS Institutional Money Market Portfolio, 5.07% (v)	5,280,135	$5,281,719

Other Assets, Less Liabilities – 0.0%		135,357
Net Assets – 100.0%		$293,629,029
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $5,281,719 and $288,211,953, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/24 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
France	$45,559,834	$—	$—	$45,559,834
Germany	33,226,422	—	—	33,226,422
Japan	4,475,377	28,140,898	—	32,616,275
Switzerland	29,478,953	—	—	29,478,953
United Kingdom	21,077,768	—	—	21,077,768
Canada	19,292,634	—	—	19,292,634
Taiwan	4,085,413	13,412,442	—	17,497,855
Netherlands	13,371,184	—	—	13,371,184
China	2,910,379	7,705,093	—	10,615,472
Other Countries	32,135,265	33,340,291	—	65,475,556
Mutual Funds	5,281,719	—	—	5,281,719
Total	$210,894,948	$82,598,724	$—	$293,493,672
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended September 30, 2024:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$2,059,863	$48,244,523	$45,024,523	$957	$899	$5,281,719
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$189,009	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2024, are as follows:
France	15.5%
Germany	11.3%
Japan	11.1%
Switzerland	10.0%
United Kingdom	7.2%
Canada	6.6%
Taiwan	6.0%
Netherlands	4.5%
United States	4.5%
Other Countries	23.3%